Employee Benefit Plans (Schedule of Changes in Level 3 Assets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 6,702
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrealized gain	283
Fair value of plan assets at end of year	$ 283